Other long-term liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities
Other long-term liabilities:

As at	Dec 31 2017	Dec 31 2016
Site restoration costs(a)	$33,975	$30,512
Finance lease obligations(b)	204,242	201,268
Share-based compensation liability (note 13)	111,405	53,725
Cash flow hedges (note 18)	90,199	68,664
Defined benefit pension plans (note 20)	25,076	22,403
Other	5,214	4,339
	470,111	380,911
Less current maturities	(65,226)	(29,720)
	$404,885	$351,191

a) Site restoration costs:
The Company has accrued liabilities related to the decommissioning and reclamation of its methanol production sites and oil and gas properties. Because of uncertainties in estimating the amount and timing of the expenditures related to the sites, actual results could differ from the amounts estimated. As at December 31, 2017, the total undiscounted amount of estimated cash flows required to settle the liabilities was $44.9 million (2016 - $41.1 million). The movement in the provision during the year is explained as follows:

	2017	2016
Balance at January 1	$30,512	$29,892
New or revised provisions	2,823	51
Accretion expense	640	569
Balance at December 31	$33,975	$30,512

b) Finance lease obligations:
As at December 31, 2017, the Company has finance lease obligations related to a methanol terminal and storage tanks in Geismar, Louisiana, an oxygen production facility in Trinidad, and two ocean-going vessels. Total finance lease payments for 2017 of $30.6 million include an interest component of $23.7 million.
Finance lease obligations are payable as follows:

	Lease payments	Interest component	Finance lease obligations
2018	$31,447	$23,549	$7,898
2019	31,826	22,727	9,099
2020	32,213	21,756	10,457
2021	32,608	20,612	11,996
2022	33,010	19,271	13,739
Thereafter	236,772	85,719	151,053
	$397,876	$193,634	$204,242